Share Capital and Other Components of Equity - Summary of Share Capital Issued and Fully Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares issued [abstract]
Balance, beginning of year	$ 1,089,229	$ 1,133,181
Repurchase and cancellation of own shares	(28,303)	(68,536)
Cash consideration of stock options exercised	12,777	16,502
Ascribed value credited to share capital on stock options exercised, net of tax	4,402	6,298
Issuance of shares on settlement of RSUs and PSUs, net of tax	29,185	1,784
Balance, end of year	$ 1,107,290	$ 1,089,229